REVENUES (Tables)	12 Months Ended
Dec. 31, 2023
REVENUES [Abstract]
Voyage Revenues
Our voyage revenues consist of time charter revenues and spot charter revenues with the following split:

All figures in USD ‘000	2023	2022	2021
Spot Charter Revenues	346,409	296,810	170,242
Time Charter Revenues	45,278	42,530	20,833
Total Voyage Revenues	391,687	339,340	191,075

Future Minimum Revenues
The future minimum revenues as at December 31, 2023 related to time charter revenues are as follows:

All figures in USD ‘000	Amount
2024	47,783
2025	17,155
2026	17,155
2027	17,155
2028 and thereafter	7,406
Total Future Minimum Revenues	106,654